PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 1,339,581,734	$ 194,221,095	¥ 1,354,245,525
Less: Accumulated depreciation	(506,440,843)	(73,427,020)	(436,314,189)
Impairment	(19,910,455)	(2,886,745)
Net book value	813,230,436	117,907,330	917,931,336
Construction in progress	21,541,245	3,123,187	127,424,929
Property and equipment, net	834,771,681	121,030,517	1,045,356,265
Buildings
Property Plant And Equipment [Line Items]
Property and equipment, gross	637,783,560	92,469,924	626,908,935
Leasehold improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	598,805,361	86,818,616	630,691,571
Furniture, fixtures and equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	100,499,326	14,571,033	93,440,638
Motor vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 2,493,487	$ 361,522	¥ 3,204,381